Series A and B 9% Convertible Preferred Stock (Details Textual) (USD $)	12 Months Ended				3 Months Ended			12 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2005	Feb. 02, 2012 Investment Rights Liability Stock [Member]	Jul. 31, 2012 Series A Convertible Preferred Stock [Member]	Sep. 30, 2011 Series A Convertible Preferred Stock [Member]	Jul. 31, 2011 Series A Convertible Preferred Stock [Member]	Jul. 31, 2012 Series A Convertible Preferred Stock [Member]	Jul. 08, 2011 Series A Convertible Preferred Stock [Member]	Jul. 31, 2012 Series B Convertible Preferred Stock [Member]	Jan. 31, 2012 Series B Convertible Preferred Stock [Member]	Jul. 31, 2012 Series B Convertible Preferred Stock [Member]	Jul. 31, 2011 Series B Convertible Preferred Stock [Member]	Jul. 31, 2012 Common Stock [Member]
Convertible preferred stock, shares authorized									5,500	2,000	2,000	2,000	0
Convertible preferred stock, par value (in dollars per share)									$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000
Convertible preferred stock, shares issued									2,575	1,490	2,000	1,490	0
Incremental Common Shares Attributable to Conversion of Preferred Stock							17,166,666				13,333,333
Convertible Preferred Stock Conversion Price							$ 0.15				$ 0.15
Preferred Stock, Dividend Rate, Percentage								9.00%				9.00%
Additional Preferred Stock Dividend Rate Percentage								$ 3				$ 3
Conversion of Preferred Stock	$ 0		$ 14,310,057					$ 270				$ 270
Conversion of Stock, Amount Converted								1,000				1,000
Percentage Of Unpaid Dividend								$ 18				$ 18
Increased Preferred Stock Dividend Rate Percentage								$ 18				$ 18
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants								2,575,000
Balance at July 31, 2012 - Derivative warrant liability				2,000,000
Conversion of Preferred Stock (in shares)					17,166,666					3,400,001				6,129,666
Conversion of Stock, Shares Converted		2,575			2,575					510
Convertible preferred stock, shares outstanding					1,287			1,287		1,490		1,490	0
Discounted Rate Of Preferred Stock								100.00%
Preferred Stock, Value, Outstanding					1,287,000			1,287,000
Accounts Payable and Accrued Liabilities					347,490			347,490		402,300		402,300
Preferred Stock Holder Whole Payment									695,250	540,000		540,000
Dividends, Preferred Stock, Stock						$ 12,383